Stock-Based Compensation (Details) - Schedule of restricted and performance stock unit activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Restricted And Performance Stock Unit Activity Abstract
Outstanding beginning, Shares	3,134,677
Outstanding beginning, Weighted Average Grant Date Fair Value	$ 4.73	$ 0
Awarded, Shares		3,149,800
Awarded, Weighted Average Grant Date Fair Value	4.73	$ 4.73
Forfeited, Shares		(15,123)
Forfeited, Weighted Average Grant Date Fair Value	$ 4.73	$ 4.73
Outstanding ending, Shares		3,134,677
Outstanding ending, Weighted Average Grant Date Fair Value		$ 4.73
Outstanding ending,Aggregate Intrinsic Value	$ 9,428,576	$ 11,723,692